Transition to IFRSs - Schedule of Effect of Transition to IFRS (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure Of Comparative Information Prepared Under Previous GAAP [Line Items]
Assets	₩ 115,883	₩ 55,744	₩ 45,875
Liabilities	71,885	25,097	15,738
Equity	43,998	30,647	30,137	₩ 30,137
Net income	13,314	587
Comprehensive income	₩ 13,351	510
US GAAP (previous GAAP)
Disclosure Of Comparative Information Prepared Under Previous GAAP [Line Items]
Assets		55,190	45,729
Liabilities		25,097	15,738
Equity		30,093	29,991
Net income		179
Comprehensive income		102
Cost Deferral
Disclosure Of Comparative Information Prepared Under Previous GAAP [Line Items]
Assets		554	146
Equity		554	₩ 146
Net income		408
Comprehensive income		₩ 408